As filed with the U.S. Securities and Exchange Commission on December 21, 2011
File No. 333-175937

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☑
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. [1]
JOHN HANCOCK FUNDS II
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02110
(Address of Principal Executive Offices)
(617) 663-3241
(Registrant’s Area Code and Telephone Number)

Christopher Sechler	With copies to:
601 Congress Street	Mark P. Goshko, Esq.
Boston, Massachusetts 02110	K&L Gates LLP
(Name and Address of Agent for Service)	One Lincoln Street
Boston, Massachusetts 02111
AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THIS REGISTRATION STATEMENT
(Approximate Date of Proposed Public Offering)
TITLE OF SECURITIES BEING REGISTERED:
Shares of beneficial interest of Registrant
Calculation of Registration Fee under the Securities Act of 1933: No filing fee is due because of reliance on Section 24(f) of the Investment Company Act of 1940, which permits registration of an indefinite number of securities.
It is proposed that this filing become effective immediately upon filing, pursuant to Rule 485(b).

JOHN HANCOCK FUNDS II
CONTENTS OF REGISTRATION STATEMENT
This Post-Effective Amendment No. 1 to the Registration Statement of Registrant on Form N-14 (File No. 333-175937) consists of the following:
Cover Sheet
Contents of Registration Statement
Part A — The definitive Proxy Statement and Prospectus of Registrant as filed on September 8, 2011 pursuant to Rule 497, is incorporated herein by reference.
Part B — The definitive Statement of Additional Information of Registrant as filed on September 8, 2011 pursuant to Rule 497 is incorporated herein by reference.
Part C — Other Information
Signature Page
Exhibits — The sole purpose of this Post-Effective Amendment is to file as an exhibit a conformed copy of the opinion of counsel regarding the tax consequences of the reorganization described in Registrant’s Registration Statement on Form N-14, filed on August 1, 2011.

PART C
OTHER INFORMATION
ITEM 15. INDEMNIFICATION
     No change from the information set forth in Item 25 of the most recently filed amendment to the Registration Statement of John Hancock Funds II (“Registrant”) on Form N-1A under the 1933 Act and the 1940 Act (File Nos. 333-126293 and 811-21779) as filed with the Securities and Exchange Commission (the “SEC”) on July 1, 2011 (accession no. 0000950123-11-063540), which information is incorporated herein by reference.
ITEM 16. EXHIBITS

(1)(a)	Agreement and Declaration of Trust dated June 28, 2005 — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(1)(b)	Amended and Restated Agreement and Declaration of Trust dated August 12, 2005 — previously filed as exhibit (a)(2) to pre-effective amendment no. 1 to registration statement on Form N-1A filed on September 30, 2005, accession number 0000950135-05-005616.

(1)(c)	Amendment dated September 29, 2006, to the Amended and Restated Declaration of Trust dated August 12, 2005 — previously filed as exhibit (a)(3) to post-effective amendment no. 10 to registration statement on Form N-1A filed on December 26, 2006, accession number 0001010521-06-000984.

(1)(d)	Amendment dated July 9, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to amending and restating of Section 8.4 — previously filed as exhibit (a)(4) to post-effective amendment no. 28 to registration statement on Form N-1A filed on December 24, 2009, accession number 0000950135-09-073185.

(1)(e)	Amendment dated September 26, 2008 to the Amended and Restated Declaration of Trust dated August 12, 2005 relating to amending and restating of Section 2.14 — previously filed as exhibit (a)(4) to post-effective amendment no. 22 to registration statement on Form N-1A filed on December 24, 2008, accession number 0000950135-08-008571.

(2)	By-laws of Registrant dated June 28, 2005 — previously filed as exhibit (a) to initial registration statement on Form N-1A filed on June 30, 2005, accession number 0000950135-05-003640.

(3)	Not applicable.

(4)	Form of Agreement and Plan of Reorganization — previously filed as exhibit (4) to Registrant’s registration statement on Form N-14 filed on August 1, 2011, accession number 0000950123-11-071118.

(5)	Instruments Defining Rights of Security Holders, see Exhibits (1) and (2).

(6)(a)	Amended and Restated Advisory Agreement dated September 26, 2008 between John Hancock Funds II and John Hancock Investment Management Services — previously filed as exhibit (d)(1) to post-effective amendment no. 35 to registration statement on Form N-1A filed on July 23, 2010, accession number 0000950123-10-067773.

(6)(b)	Subadvisory Agreement dated October 17, 2005 between John Hancock Investment Management Services, LLC and Grantham, Mayo, Van Otterloo & Co. LLC (U.S. Equity Fund, formerly, U.S. Multi-Sector Fund) — previously filed as exhibit (d)(15) to post-effective amendment no. 2 to registration statement on Form N-1A filed on January 10, 2006, accession number 0001010521-06-000023.

(7)	Distribution Agreement dated October 17, 2005 between Registrant and John Hancock Funds, LLC — previously filed as exhibit (e) to post-effective amendment no. 2 to registration statement on Form N-1A filed on January 10, 2006, accession number 0001010521-06-000023.

(8)	Not applicable.

(9)	Master Custodian Agreement dated September 26, 2008 between John Hancock Funds II and State Street Bank and Trust Company — previously filed as exhibit (g) to post-effective amendment no. 22 to registration statement on Form N-1A filed on December 24, 2008, accession number 0000950135-08-008571.

(10)(a)	Plan of Distribution pursuant to Rule 12b-1 relating to Class A Shares — previously filed as exhibit (m)(3) to post-effective amendment no. 2 to registration statement on Form N-1A filed on January 10, 2006, accession number 0001010521-06-000023.

(10)(b)	Amended Multiple Class Plan pursuant to Rule 18f-3 — previously filed as exhibit (n) to post-effective amendment no. 7 to registration statement on Form N-1A filed on June 30, 2006, accession number 0001010521-06-000549.

(11)	Opinion and Consent of Counsel — previously filed as exhibit (11) to Registrant’s registration statement on Form N-14 filed on August 1, 2011, accession number 0000950123-11-071118.

(12)	Conformed Copy of Opinion as to Tax Matters and Consent — filed herewith.

(13)(a)	Master Transfer Agency and Service Agreement — previously filed as exhibit (h)(1) to post-effective amendment no. 2 to registration statement on Form N-1A filed on January 10, 2006, accession number 0001010521-06-000023.

(13)(b)	Expense Limitation Agreement dated January 1, 2010 — previously filed as exhibit (h)(8) to post-effective amendment no. 28 to registration statement on Form N-1A filed on December 24, 2009, accession number 0000950135-09-073185.

(13)(c)	Amendment to Securities Lending Agency Agreement dated as of October 20, 2008 between Registrant and The Goldman Sachs Trust Company — previously filed as exhibit (h)(12) to post-effective amendment no. 22 to registration statement on Form N-1A filed on December 24, 2008, accession number 0000950135-08-008571.

(13)(d)	Service Agreement dated as of April 28, 2008 between Registrant and John Hancock Investment Management Services, LLC — previously filed as exhibit (h)(13) to post-effective amendment no. 22 to registration statement on Form N-1A filed on December 24, 2008, accession number 0000950135-08-008571.

(14)	Consent of Independent Registered Public Accounting Firm — previously filed as exhibit (14) to Registrant’s registration statement on Form N-14 filed on August 1, 2011, accession number 0000950123-11-071118.

(15)	Not applicable.

(16)	Powers of Attorney — previously filed as exhibit (16) to Registrant’s registration statement on Form N-14 filed on August 1, 2011, accession number 0000950123-11-071118.

(17)(a)	Code of Ethics of Registrant, John Hancock Investment Management Services, LLC, John Hancock Funds, LLC and John Hancock Distributors, LLC, dated January 1, 2008 revised January 1, 2011 — previously filed as exhibit (p)(1) to post-effective amendment no. 41 to registration statement on Form N-1A on March 8, 2011, accession number 0000950123-11-023082.

(17)(b)	Code of Ethics for Grantham, Mayo, Van Otterloo & Co. LLC — previously filed as exhibit (p)(13) to post-effective amendment no. 10 to registration statement on Form N-1A filed on December 26, 2006, accession number 0001010521-06-000984.

(17)(c)	Form of Proxy Card — previously filed as exhibit (17(c)) to Registrant’s registration statement on Form N-14 filed on August 1, 2011, accession number 0000950123-11-071118.
Item 17. Undertakings.
(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) under the Securities Act of 1933, as amended (the “1933 Act”), the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.
(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new Registration Statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.
NOTICE
     A copy of the Amended and Restated Declaration of Trust of John Hancock Funds II is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of Registrant by an officer of Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of Registrant.

SIGNATURES
     As required by the Securities Act of 1933, this post-effective amendment no. 1 to its Registration Statement on Form N-14 has been signed on behalf of Registrant, in the City of Boston and Commonwealth of Massachusetts on the 21st day of December 2011.

JOHN HANCOCK FUNDS II

By:	/s/ Hugh McHaffie Hugh McHaffie
President
As required by the Securities Act of 1933, this post-effective amendment no. 1 to its Registration Statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated:

SIGNATURE	TITLE	DATE

/s/ Hugh McHaffie Hugh McHaffie	President (Chief Executive Officer)	December 21, 2011

/s/ Charles A. Rizzo Charles A. Rizzo	Chief Financial Officer (Principal Financial Officer and Principal Accounting Officer)	December 21, 2011

/s/ Charles L. Bardelis * Charles L. Bardelis	Trustee	December 21, 2011

/s/ James R. Boyle * James R. Boyle	Trustee	December 21, 2011

/s/ Peter S. Burgess * Peter S. Burgess	Trustee	December 21, 2011

/s/ Grace K. Fey* Grace K. Fey	Trustee	December 21, 2011

/s/ Theron S. Hoffman* Theron S. Hoffman	Trustee	December 21, 2011

/s/ Hassell H. McClellan * Hassell H. McClellan	Trustee	December 21, 2011

/s/ James M. Oates * James M. Oates	Trustee	December 21, 2011

/s/ Steven M. Roberts* Steven M. Roberts	Trustee	December 21, 2011

*	By Power of Attorney

JOHN HANCOCK FUNDS II

By:	/s/ Christopher Sechler Christopher Sechler
Attorney-In-Fact
Pursuant to Power of Attorney
Previously filed on Form N-14 filed on August 1, 2011

EXHIBIT INDEX

Exhibit No.	Description
(12)	Conformed Copy of Form of Opinion as to Tax Matters and Consent.